Note 7 - Risk Management - Past due but not impaired and impaired secured loans risks (II) (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ 77	€ 79	€ 134
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	397	377	389
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	115	51	98
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	138	188	136
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	1
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	2,705	2,685	2,685
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	5	2
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,345	1,202	1,342
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	592	593	589
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,260	1,186	957
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,034	883	616
Financial Assets Past Due But Not Impaired [Member] | Current [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	13	138	3
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	12	15	13
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	66	88	74
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	8	15	26
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	66	107	29
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	606	469	682
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	360	265	266
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	137	124	102
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	248	227	164
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	307	194	174
Financial Assets Past Due But Not Impaired [Member] | Later Than One Month And Not Later Than Two Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	0
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	11	29	7
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	118	124	126
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	9	13	22
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	47	59	21
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	82	0
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	317	407	227
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1	21	0
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	164	254	106
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	43	47	27
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	207	269	220
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	107	105	110
Financial Assets Past Due But Not Impaired [Member] | Later Than Two Months And Not Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	25	0	1
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	389	562	634
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	629	643	689
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	515	424	628
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	431	516	529
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	1	1
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	17,417	20,765	22,764
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	20	14	113
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	11,388	16,526	16,526
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	803	1,129	1,129
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,551	1,622	1,543
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	5,730	6,094	5,918
Gross Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	1,165	253	276
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	151	249	204
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	190	114	161
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	179	87	179
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	155	252	222
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	0	1
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	10,047	11,429	11,747
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	3	2	13
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	7,630	9,008	9,767
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	493	656	809
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	457	455	404
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	4,444	4,546	4,303
Carrying Value Financial Assets Impaired [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	895	105	66
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | On demand [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(238)	(313)	(430)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Credit Card Debt [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(439)	(529)	(528)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Trade Receivables [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(336)	(337)	(449)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Finance Leases [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(276)	(264)	(307)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Repurchase Agreements [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	0	(1)	(1)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Other Term Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(7,370)	(9,336)	(11,017)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Advances That Are Not Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(16)	(12)	(99)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Of Which: Mortgage Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(3,757)	(5,850)	(6,877)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Of Which: Other Collateralized Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(310)	(275)	(339)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Of Which: Credit For Consumpltion [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(1,093)	(1,168)	(1,139)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Of Which: Lending For House Purchase [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	(1,286)	(1,548)	(1,615)
Specific Allowances Individually and collectively Estimated [Member] | Later Than Three Months [Member] | Of Which: Project Finance Loans [Member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Line Items
Financial Assets	€ (271)	€ (147)	€ (211)